Income Taxes - Reconciliation of Income Tax Expenses Calculated by Applying Statutory Tax Rates to Actual Tax Expenses (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit/(loss) before tax from continuing operations		¥ (51,616)	¥ 3,354	¥ 18,145
(Loss)/profit before tax from discontinued operations		648	550	(19)
Profit/(loss) before tax		(50,968)	3,904	18,126
Income tax expenses at a statutory rate of 31.5% (2017and 2018: 31.7%)		16,033	(1,237)	(5,744)
Permanent non-deductibleitems(1)	[1]	(386)	(260)	(353)
Assessment of the recoverability of deferred tax assets(2)	[2]	(13,266)	(6,202)	(2,932)
Effects of changes in tax rate		37	(6)	3
Differences in applicable tax rate of subsidiaries(3)	[3]	(1,540)	(1,194)	776
Tax effect on investment in subsidiaries and associates(4)	[4]	76	(174)	377
Gain on fair value measurement relating to the deconsolidation(5)	[5]		4,123
Share of loss of associates and joint ventures(6)	[6]	(1,806)	(1,741)	(1,836)
Corporate taxes in prior years(7)	[7]	(92)	(2,754)	(182)
Others		496	(251)	(25)
Income tax expenses at an effective tax rate of (0.9) % (2017: 54.7% and 2018: 248.4%)		(448)	(9,696)	(9,916)
Income tax expenses reported in the statements of profit or loss		(384)	(9,522)	(9,922)
Income tax benefits/(expenses) attributable to discontinued operations		¥ (64)	¥ (174)	¥ 6

[1]	Permanent non-deductible items were mainly related to non-deductible share-based payment expenses incurred in connection with stock options.
[2]	For the year ended December 31, 2017, the amount was due to unrecognized deferred tax assets of 2,407 million yen, 4 million yen and 953 million yen in connection with the pre-tax losses recorded by the Group’s Japanese subsidiaries, MixRadio Limited and the Group’s other subsidiaries, respectively, on a stand-alone basis. Such impact was partially offset by recognizing previously unrecognized deferred tax assets of 107 million yen for tax loss carryforward and 0 million yen for deductible temporary differences, primarily for the Group’s Taiwan subsidiaries on a stand-alone basis. For the year ended December 31, 2018, the amount was due to unrecognized deferred tax assets of 4,134 million yen and 1,789 million yen in connection with the pre-tax losses recorded by the Group’s subsidiaries in Japan and other countries, respectively on the stand-alone basis. Such impact was partially offset by recognizing previously unrecognized deferred tax assets of 40 million yen for tax loss carryforwards and 14 million yen for deductible temporary differences, primarily for the Group’s Korean subsidiaries on a stand-alone basis. For the year ended December 31, 2019, the amount was due to unrecognized deferred tax assets of 10,403 million yen and 3,026 million yen in connection with the pre-tax losses recorded by the Group’s subsidiaries in Japan and other countries, respectively on the stand-alone basis. Such impact was partially offset by recognizing previously unrecognized deferred tax assets of 108 million yen for tax loss carryforwards and 51 million yen for deductible temporary differences, primarily for the Group’s Japanese subsidiary on a stand-alone basis.
[3]	The differences are mainly due to pre-tax loss recorded by the Group’s Korean subsidiaries.
[4]	This tax effect is mainly due to the deductible temporary difference arising from the investment in MixRadio Limited, which incurred losses during the year. This tax effect offsets MixRadio Limited’s stand-alone tax impacts described in (2) and (3) above.
[5]	For the year ended December 31, 2018, the amount was related to the re-measurement of the investment in LINE Mobile Corporation and LINE Games Corporation, based on the fair value as of the day when the Group lost the control over its subsidiary.
[6]	The amount was mainly related to pre-tax losses recorded by the Group’s associates on a stand-alone basis for which no deferred tax assets were recognized as the related tax benefits could not be recognized.
[7]	This amount for the year ended December 31, 2018 was mainly related to the additional taxes charged of 2,215 million yen claimed to the Group’s Korean subsidiary.